Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (8,931)	$ (1,906)	$ (23,013)	$ (4,596)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of discount on convertible notes	0	208	242	140
Amortization of deferred financing costs	23	0
Non-cash accrued interest related to notes payable	0	151
Non-cash conversion of accrued expenses into notes payable	0	96
Non-cash fair value of discount on issuance of notes payable	0	(52)
Non-cash fair value of derivative liability on issuance of notes payable	0	52
Change in fair value of notes payable derivative liability	0	(578)
Non-cash accrued interest related to convertible notes			341	72
Change in fair value of warrants liability	(480)	0	602	27
Change in fair value of forward option - prepaid forward contracts	1,723	0	10,170	0
Gain on sale of recycled shares	(1,306)	0	1	0
Stock-based compensation	1,060	349
PPP loan forgiveness			0	(91)
Stock-based compensation	1,060	349	1,311	14
Changes in operating assets and liabilities
Other receivables	12	0	4	0
Inventory			0	55
Prepaid expenses	658	(777)	(1,073)	12
Accounts payable	2,428	584	1,548	(297)
Accrued expenses	350	295
Accrued expenses and other current liabilities			2,073	(450)
Net cash used in operating activities	(4,463)	(1,578)	(7,794)	(5,114)
Cash flows from financing activities
Proceeds from issuance of convertible notes	5,000	0	1,681	2,746
Payment of convertible notes	(258)	0
Proceeds from issuance of shares	1,163	0
Payment of commitment fee - equity line of credit	(500)	0
Proceeds from recapitalization			9,961	0
Payment of recapitalization transaction costs			(1,211)	0
Proceeds from PIPE investors			7,000	0
Payment for forward contracts			(11,940)	0
Proceeds from sale of recycled shares	1,870	0	40	0
Proceeds from notes payable	100	1,681	1,878	0
Payment of notes payable	(2,946)	0	(15)
Proceeds from PPP loan			0	91
Repayment of Government loans			(63)	0
Repayment of PPP loan			0	(20)
Net cash provided by financing activities	4,429	1,681	7,331	2,817
Net increase (decrease) in cash	(34)	103	(463)	(2,297)
Cash, beginning of period	47	510	510	2,807
Cash, end of period	13	613	47	510
Supplemental disclosure of cash flow information
Cash paid for income taxes			1	0
Cash paid for interest	675	0	6	0
Supplemental disclosure of noncash financing activities
Conversion of Series A-2 Preferred stock into Series B Preferred stock			2,400	151
Shares issued as payment of convertible notes	1,937	0
Shares issued to settle forward option-prepaid forward contracts	558	0
Issuance of convertible note warrants	$ 575	$ 0
Conversion of Preferred stock to common stock			73,349	0
Conversion of convertible notes to common stock			5,989	0
Recapitalization transaction costs in accounts payable			294	0
Recapitalization transaction costs in notes payable			2,209	0
Value of derivative liability on issuance of convertible notes			52	499
Non-cash conversion of accrued expenses into convertible notes			96	114
Other receivables of cash in transit for convertible notes			$ 0	$ 58